Share Capital And Warrants - Summary of Outstanding Warrants (Details)	12 Months Ended
	Dec. 31, 2021 Customer Warrant $ / shares
Sun 8 Holdings Inc
Disclosure Of Exercise Price Number And Weighted Average Contractual Life Of Outstanding Share Options [Line Items]
Warrants outstanding and exercisable, Number of warrants | Warrant	640,000
Warrants
Disclosure Of Exercise Price Number And Weighted Average Contractual Life Of Outstanding Share Options [Line Items]
Warrants outstanding and exercisable, Weighted average exercise price | $ / shares	$ 3.20
Warrants outstanding and exercisable, Number of warrants | Customer	3,566,117
Warrants outstanding and exercisable, Weighted average contractual life (years)	3 years 1 month 6 days
Warrants | Sun 8 Holdings Inc
Disclosure Of Exercise Price Number And Weighted Average Contractual Life Of Outstanding Share Options [Line Items]
Warrants outstanding and exercisable, Weighted average exercise price | $ / shares	$ 0.94
Warrants outstanding and exercisable, Number of warrants | Customer	640,000
Warrants outstanding and exercisable, Weighted average contractual life (years)	4 years
Warrants | Acquisition of Financial Obligation
Disclosure Of Exercise Price Number And Weighted Average Contractual Life Of Outstanding Share Options [Line Items]
Warrants outstanding and exercisable, Weighted average exercise price | $ / shares	$ 15.94
Warrants outstanding and exercisable, Number of warrants | Customer	480,000
Warrants outstanding and exercisable, Weighted average contractual life (years)	6 months
Warrants | Financial Services
Disclosure Of Exercise Price Number And Weighted Average Contractual Life Of Outstanding Share Options [Line Items]
Warrants outstanding and exercisable, Weighted average exercise price | $ / shares	$ 4.60
Warrants outstanding and exercisable, Number of warrants | Customer	544,000
Warrants outstanding and exercisable, Weighted average contractual life (years)	7 years 7 months 6 days
Warrants | Acquired From Inner Spirit [Member]
Disclosure Of Exercise Price Number And Weighted Average Contractual Life Of Outstanding Share Options [Line Items]
Warrants outstanding and exercisable, Weighted average exercise price | $ / shares	$ 0.34	[1]
Warrants outstanding and exercisable, Number of warrants | Customer	1,902,117	[1]
Warrants outstanding and exercisable, Weighted average contractual life (years)	2 years 2 months 12 days	[1]

[1]

Inner Spirit warrants are exchangeable for 0.0835 Sundial common shares in accordance with the Inner Spirit Transaction consideration (note 5) and have been presented based on the number of Sundial common shares that are issuable.